Operating Lease - Summary Of Maturity Of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 358,928
2026	256,714
2027	127,627
2028	127,627
2029	140,389
Thereafter	870,414
Total operating lease payments	1,881,699
Less: imputed interest	(303,534)
Present value	$ 1,578,165	$ 466,098